ACCRUED LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
ACCRUED LIABILITIES
Payroll and related costs			$ 158		$ 166
Interest			49		40
Volume and rebate accruals			91		86
Income taxes			46		33
Taxes other than income taxes			61		77
Restructuring and plant closing costs	56		91		47
Environmental accruals	10		7		13
Pension liabilities			12		11
Other postretirement benefits			12		12
Self-insured casualty loss reserves			13		17
Deferred Revenue			28		5
Legal reserve			15
Other miscellaneous accruals			111		119
Total	$ 718	[1]	$ 694	[1]	$ 626	[2]

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."